Right-of-Use Assets	3 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

During the three months ended December 31, 2024 and 2023, the Company added right-of-use assets with costs of €18.2 million and €38.5 million, respectively. The additions during the three months ended December 31, 2024 and 2023 mainly related to warehouses and new retail stores.